SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche Equity Dividend Fund

Effective March 1, 2015, the fund will change its name as follows:

Current Name	New Name, Effective March 1, 2015
Deutsche Equity Dividend Fund	Deutsche CROCI® Equity Dividend Fund